FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Financial Instruments Not Measured At Fair Value (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Not Measured at Fair Value [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	S/ 186,617,786	S/ 188,372,784
Financial liabilities, at fair value	202,754,037	202,006,508
Financial assets	187,106,400	189,676,495
Financial liabilities	202,576,511	202,328,080
Deposits and Obligations [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	147,704,994	147,020,787
Financial liabilities	147,704,994	147,020,787
Payables from Repurchase Agreements and Securities Lending [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	10,168,427	12,966,725
Financial liabilities	10,168,427	12,966,725
Due to Banks and Correspondents and Other Entities [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	12,308,392	9,012,529
Financial liabilities	12,278,681	8,937,411
Due from Customers on Banker's Acceptances [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	412,401	699,678
Financial liabilities	412,401	699,678
Lease Liabilities [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	512,579	578,074
Financial liabilities	512,579	578,074
Bond and Notes Issued [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	14,742,600	16,610,504
Financial liabilities	14,594,785	17,007,194
Insurance Contract Liability [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	12,318,133	11,154,008
Financial liabilities	12,318,133	11,154,008
Other Liabilities [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	4,586,511	3,964,203
Financial liabilities	4,586,511	3,964,203
Cash and Due from Banks [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	33,930,948	34,183,840
Financial assets	33,930,948	34,183,840
Cash Collateral, Reverse Repurchase Agreements and Securities Borrowing [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	1,410,647	1,101,856
Financial assets	1,410,647	1,101,856
Investments at Amortized Cost [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	9,700,313	9,142,018
Financial assets	10,188,927	10,445,729
Loans, Net [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	136,698,135	140,753,972
Financial assets	136,698,135	140,753,972
Due from Customers on Banker's Acceptances [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	412,401	699,678
Financial assets	412,401	699,678
Reinsurance Contract Assets [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	872,046	744,008
Financial assets	872,046	744,008
Other Assets [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	3,593,296	1,747,412
Financial assets	3,593,296	1,747,412
Level 1 [Member] | Not Measured at Fair Value [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	9,338,213	8,849,683
Financial liabilities, at fair value	0	0
Level 1 [Member] | Deposits and Obligations [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Level 1 [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Level 1 [Member] | Due to Banks and Correspondents and Other Entities [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Level 1 [Member] | Due from Customers on Banker's Acceptances [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Level 1 [Member] | Lease Liabilities [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Level 1 [Member] | Bond and Notes Issued [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Level 1 [Member] | Insurance Contract Liability [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Level 1 [Member] | Other Liabilities [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Level 1 [Member] | Cash and Due from Banks [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 1 [Member] | Cash Collateral, Reverse Repurchase Agreements and Securities Borrowing [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 1 [Member] | Investments at Amortized Cost [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	9,338,213	8,849,683
Level 1 [Member] | Loans, Net [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 1 [Member] | Due from Customers on Banker's Acceptances [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 1 [Member] | Reinsurance Contract Assets [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 1 [Member] | Other Assets [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 2 [Member] | Not Measured at Fair Value [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	177,279,573	179,523,101
Financial liabilities, at fair value	202,754,037	202,006,508
Level 2 [Member] | Deposits and Obligations [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	147,704,994	147,020,787
Level 2 [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	10,168,427	12,966,725
Level 2 [Member] | Due to Banks and Correspondents and Other Entities [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	12,308,392	9,012,529
Level 2 [Member] | Due from Customers on Banker's Acceptances [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	412,401	699,678
Level 2 [Member] | Lease Liabilities [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	512,579	578,074
Level 2 [Member] | Bond and Notes Issued [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	14,742,600	16,610,504
Level 2 [Member] | Insurance Contract Liability [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	12,318,133	11,154,008
Level 2 [Member] | Other Liabilities [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	4,586,511	3,964,203
Level 2 [Member] | Cash and Due from Banks [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	33,930,948	34,183,840
Level 2 [Member] | Cash Collateral, Reverse Repurchase Agreements and Securities Borrowing [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	1,410,647	1,101,856
Level 2 [Member] | Investments at Amortized Cost [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	362,100	292,335
Level 2 [Member] | Loans, Net [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	136,698,135	140,753,972
Level 2 [Member] | Due from Customers on Banker's Acceptances [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	412,401	699,678
Level 2 [Member] | Reinsurance Contract Assets [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	872,046	744,008
Level 2 [Member] | Other Assets [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	3,593,296	1,747,412
Level 3 [Member] | Not Measured at Fair Value [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Financial liabilities, at fair value	0	0
Level 3 [Member] | Deposits and Obligations [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Level 3 [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Level 3 [Member] | Due to Banks and Correspondents and Other Entities [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Level 3 [Member] | Due from Customers on Banker's Acceptances [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Level 3 [Member] | Lease Liabilities [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Level 3 [Member] | Bond and Notes Issued [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Level 3 [Member] | Insurance Contract Liability [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Level 3 [Member] | Other Liabilities [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Level 3 [Member] | Cash and Due from Banks [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 [Member] | Cash Collateral, Reverse Repurchase Agreements and Securities Borrowing [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 [Member] | Investments at Amortized Cost [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 [Member] | Loans, Net [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 [Member] | Due from Customers on Banker's Acceptances [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 [Member] | Reinsurance Contract Assets [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 [Member] | Other Assets [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	S/ 0	S/ 0